Income taxes (Details Narrative) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Loss Carryforwards [Line Items]
Federal income tax rate	21.00%	21.00%
State income tax rate	2.30%	8.70%
Effective income tax rate	(0.00%)	(0.00%)
Unrecognized tax benefits	$ 0	$ 0
Delaware [Member]
Operating Loss Carryforwards [Line Items]
State income tax rate	8.70%	8.70%
Evana Alpha Pte Ltd [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	17.00%	17.00%
Net operating loss carryforwards	$ 400,000
Income Tax Jurisdiction, Domestic Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	9,900,000	$ 5,600,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 6,100,000	$ 5,600,000